STOCKHOLDERS' EQUITY - Common Stock (Details)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021 Vote shares	Dec. 31, 2020 shares	Dec. 31, 2020 Vote shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Repurchase of shares	11,711,667	11,711,667
OLD PlayStudios, Inc.
Common stock, shares authorized	506,000,000	506,000,000	506,000,000	506,000,000
Common stock, share issued	241,347,089
Common stock shares outstanding	241,347,089		238,186,070
Common stock, vote per share | Vote	1		1
Repurchase of shares			3,600,000	9,600,000	2,100,000